UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Investment Quality Municipal Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 6.8%	University of Alabama, Hospital Revenue Bonds, Series A, 5.875%,
	9/01/10 (a)(b)	$14,000	$15,146,460
Arizona - 4.2%	Glendale, Arizona, Municipal Property Corporation, Excise Tax Revenue
	Refunding Bonds, Series A, 4.50%, 7/01/32 (c)	1,150	1,062,703
	Goodyear, Arizona, GO, 4.25%, 7/01/36 (c)	2,125	1,871,934
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/32	1,035	879,926
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/37	4,585	3,813,069
	San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue
	Bonds (Regional Detention Center Project), 6.25%, 5/01/15	490	456,401
	San Luis, Arizona, Facilities Development Corporation, Senior Lien
	Revenue Bonds (Regional Detention Center Project), 7%, 5/01/20	490	441,294
	San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue
	Bonds (Regional Detention Center Project), 7.25%, 5/01/27	980	866,624
			9,391,951
California - 20.7%	California County Tobacco Securitization Agency, Tobacco Revenue
	Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series C,
	6.30%, 6/01/55 (d)	7,090	138,680
	California State Department of Veteran Affairs, Home Purchase
	Revenue Bonds, AMT, Series B, 5.25%, 12/01/37	5,000	4,497,600
	California State, GO, 5%, 3/01/33 (e)	10,000	9,750,900
	California State, GO, Refunding, 5.625%, 5/01/18	290	306,168
	California State, GO, Refunding, 5%, 2/01/32	5,800	5,682,202
	California State, GO, Refunding, 5%, 6/01/32	4,545	4,451,691
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, 5.562%, 7/15/28 (f)	7,000	6,407,240
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, 5.75%, 1/15/40	3,495	3,410,526
	Golden State Tobacco Securitization Corporation of California, Tobacco
	Settlement Revenue Refunding Bonds, Senior Series A-1, 5.125%,
	6/01/47	805	591,828
	Los Altos, California, School District, GO (Election of 1998), Series B,
	5.93%, 8/01/13 (a)(b)(d)	10,945	4,927,111
	Sacramento County, California, Airport System Revenue Bonds, AMT,
	Senior Series A, 5%, 7/01/41 (c)	2,000	1,977,620
	University of California Revenue Bonds, Series B, 4.75%, 5/15/38	4,185	4,010,988
			46,152,554
Colorado - 0.5%	Colorado Springs, Colorado, Utilities System Improvement Revenue
	Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (c)	1,030	1,017,897

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	S/F	Single-Family
EDR	Economic Development Revenue Bonds	SIFMA	Securities Industry and Financial Markets
GO	General Obligation Bonds		Association
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Connecticut - 1.2%	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue
	Refunding Bonds, Sub-Series A, 5.50%, 9/01/28	$3,000	$2,578,950
District of	District of Columbia Tobacco Settlement Financing Corporation, Asset-
Columbia - 2.1%	Backed Revenue Refunding Bonds, 6.50%, 5/15/33	4,960	4,676,635
Florida - 18.3%	FishHawk Community Development District II, Florida, Special
	Assessment and Tax Allocation Bonds, Series A, 6.125%, 5/01/34	2,020	2,002,971
	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding
	Bonds, Series A, 5%, 6/01/38	2,415	2,060,599
	Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
	(National Gypsum Company), AMT, Series A, 7.125%, 4/01/30	3,700	3,495,464
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Baptist Medical Center Project), Series A, 5%, 8/15/37	1,690	1,536,328
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%,
	11/15/21	4,755	4,836,976
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.19%, 10/01/31 (b)(d)	3,380	882,788
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.20%, 10/01/32 (b)(d)	4,225	1,042,814
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.21%, 10/01/33 (b)(d)	4,000	926,760
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.21%, 10/01/34 (b)(d)	4,580	986,074
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.22%, 10/01/35 (b)(d)	5,000	1,010,850
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.23%, 10/01/36 (b)(d)	10,000	1,895,300
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.24%, 10/01/37 (b)(d)	10,000	1,777,000
	Orange County, Florida, Tourist Development, Tax Revenue Refunding
	Bonds, 4.75%, 10/01/32 (g)	7,895	7,357,429
	Sumter Landing Community Development District, Florida,
	Recreational Revenue Bonds, Sub-Series B, 5.70%, 10/01/38	3,730	3,056,176
	Village Community Development District Number 5, Florida, Special
	Assessment Bonds, 5.625%, 5/01/22	7,965	7,796,461
			40,663,990
Georgia - 3.7%	Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate
	Lien General Revenue Bonds, Series J, 5%, 1/01/34 (c)	1,760	1,722,741
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%,
	11/01/34 (c)	4,000	3,970,760
	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds,
	Series A, 6.375%, 7/15/38	1,000	911,620
	Milledgeville-Baldwin County, Georgia, Development Authority
	Revenue Bonds (Georgia College and State University Foundation), 6%,
	9/01/14 (a)	1,500	1,724,505
			8,329,626

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Hawaii - 1.1%	Hawaii State Department of Budget and Finance, Special Purpose
	Revenue Refunding Bonds (Hawaiian Electric Company, Inc.), AMT,
	Series D, 6.15%, 1/01/20 (h)	$2,500	$2,523,750
Illinois - 10.8%	Bolingbrook, Illinois, GO, Refunding, Series A, 4.75%, 1/01/38 (b)	6,500	5,979,025
	Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation
	Bonds, Class A, 8%, 6/15/23 (i)	1,920	1,754,016
	Chicago, Illinois, Public Building Commission, Building Revenue Bonds,
	Series A, 7%, 1/01/20 (b)(j)	5,000	6,217,100
	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50%,
	2/01/35 (k)	2,145	1,882,817
	Illinois State Finance Authority Revenue Bonds (Friendship Village of
	Schaumburg), Series A, 5.625%, 2/15/37	690	542,913
	Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc.
	Project), Series A, 7%, 12/01/37	1,155	1,111,815
	Illinois State Finance Authority Revenue Bonds (Northwestern Memorial
	Hospital), Series A, 5.50%, 8/15/14 (a)	5,800	6,446,410
	Illinois State Finance Authority, Student Housing Revenue Bonds (MJH
	Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35	700	206,465
			24,140,561
Kentucky - 3.8%	Kentucky Economic Development Finance Authority, Health System
	Revenue Refunding Bonds (Norton Healthcare, Inc.), Series B, 6.19%,
	10/01/23 (b)(d)	13,500	5,798,790
	Louisville and Jefferson County, Kentucky, Metropolitan Government
	Health Facilities, Revenue Refunding Bonds (Jewish Hospital and Saint
	Mary's HealthCare), 6.125%, 2/01/37	2,750	2,772,632
			8,571,422
Maryland - 2.5%	Maryland State Community Development Administration, Department
	of Housing and Community Development, Residential Revenue
	Refunding Bonds, AMT, Series A, 4.80%, 9/01/42	5,000	4,000,950
	Maryland State Health and Higher Educational Facilities Authority,
	Revenue Refunding Bonds (MedStar Health, Inc.), 5.50%, 8/15/33	1,740	1,680,353
			5,681,303
Michigan - 0.7%	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Henry Ford Health System), Series A, 5.25%, 11/15/46	1,670	1,498,324
Mississippi - 0.8%	Mississippi Business Finance Corporation Revenue Bonds (Northrop
	Grumman Ship System), 4.55%, 12/01/28	1,900	1,781,706
Missouri - 6.0%	Missouri Joint Municipal Electric Utility Commission, Power Project
	Revenue Bonds (Plum Point Project), 4.60%, 1/01/36 (b)	2,820	2,341,305
	Missouri State Health and Educational Facilities Authority, Health
	Facilities Revenue Bonds (Saint Luke's Health System), VRDN, Series A,
	5.50%, 11/15/35 (c)(l)	6,000	6,013,500
	Missouri State Housing Development Commission, S/F Mortgage
	Revenue Refunding Bonds (Homeownership Loan Program), AMT, Series
	B-1, 5.05%, 3/01/38 (m)(n)	5,125	4,960,282
			13,315,087

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Nebraska - 3.4%	Omaha Public Power District, Nebraska, Electric System Revenue
	Bonds, Series A, 5%, 2/01/34	$5,000	$5,009,500
	Omaha Public Power District, Nebraska, Electric System Revenue
	Bonds, Series A, 4.75%, 2/01/44	2,765	2,602,695
			7,612,195
Nevada - 0.9%	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of
	Nevada Project), 5%, 5/15/29	2,065	1,982,317
New Jersey - 4.4%	Middlesex County, New Jersey, Improvement Authority, Subordinate
	Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B,
	6.25%, 1/01/37	1,510	1,261,303
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29	7,000	6,555,710
	New Jersey State Housing and Mortgage Finance Agency, S/F Housing
	Revenue Bonds, AMT, Series X, 5.375%, 4/01/30	2,000	1,891,020
			9,708,033
New York - 9.1%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant
	Charter School Project), Series A, 7%, 5/01/35	725	548,441
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
	Series A, 5%, 2/15/47 (k)	1,400	1,340,794
	Metropolitan Transportation Authority, New York, Revenue Refunding
	Bonds, Series A, 5%, 11/15/25 (k)	1,000	987,390
	Metropolitan Transportation Authority, New York, Transportation
	Revenue Refunding Bonds, Series F, 5%, 11/15/35	1,150	1,128,081
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(American Airlines, Inc. - JFK International Airport), AMT, 7.625%,
	8/01/25	2,600	2,215,928
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System Revenue Bonds, Series D, 5%, 6/15/38	1,000	1,006,410
	New York City, New York, City Transitional Finance Authority, Building
	Aid Revenue Bonds, Series S-1, 5%, 7/15/24 (k)	3,000	3,051,660
	New York City, New York, GO, Sub-Series F-1, 5%, 9/01/22 (g)	2,000	2,042,960
	New York Liberty Development Corporation Revenue Bonds (Goldman
	Sachs Headquarters), 5.25%, 10/01/35	4,100	4,189,585
	New York State Dormitory Authority, Revenue Refunding Bonds
	(University of Rochester), Series A, 5.963%, 7/01/10 (a)(b)(f)	1,865	1,790,288
	New York State Dormitory Authority, Revenue Refunding Bonds
	(University of Rochester), Series A, 6.013%, 7/01/10 (a)(b)(f)	2,030	1,948,678
			20,250,215
North Carolina - 1.7%	Gaston County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, Revenue Bonds (National Gypsum
	Company Project), AMT, 5.75%, 8/01/35	2,425	1,881,752
	North Carolina Medical Care Commission, Health Care Facilities
	Revenue Bonds (Novant Health Obligation Group), 5%, 11/01/39	2,065	1,970,733
			3,852,485
Ohio - 4.9%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
	Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,870	1,662,299
	Cuyahoga County, Ohio, Revenue Refunding Bonds, Series A, 6%,
	1/01/20	3,485	3,783,455

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Cuyahoga County, Ohio, Revenue Refunding Bonds, Series A, 6%,
	1/01/21	$5,000	$5,428,200
			10,873,954
Oklahoma - 2.1%	Oklahoma State Development Finance Authority, Revenue Refunding
	Bonds (Saint John Health System), 5%, 2/15/42	2,110	1,986,037
	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds,
	Series A, 7.75%, 6/01/35	2,900	2,633,606
			4,619,643
Pennsylvania - 6.8%	Delaware River Port Authority of Pennsylvania and New Jersey Revenue
	Bonds (Port District Project), Series B, 5.70%, 1/01/22 (c)	2,000	2,058,280
	McKeesport, Pennsylvania, Area School District, GO, Refunding, 5.53%,
	10/01/31 (d)(k)	2,435	624,626
	McKeesport, Pennsylvania, Area School District, GO, Refunding, 5.53%,
	10/01/31 (d)(j)(k)	870	264,863
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Amtrak Project), AMT, Series A, 6.25%,
	11/01/31	2,000	1,961,340
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Amtrak Project), AMT, Series A, 6.375%,
	11/01/41	3,100	3,070,023
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Reliant Energy), AMT, Series A, 6.75%,
	12/01/36	6,380	6,397,481
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series
	97A, 4.60%, 10/01/27	980	826,875
			15,203,488
Rhode Island - 0.1%	Rhode Island State Health and Educational Building Corporation,
	Hospital Revenue Refunding Bonds (Lifespan Obligation Group), 5.50%,
	5/15/16 (b)	200	202,456
South Carolina - 5.0%	South Carolina Housing Finance and Development Authority, Mortgage
	Revenue Refunding Bonds, AMT, Series A-2, 5.15%, 7/01/37 (h)	4,975	4,333,225
	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
	(Palmetto Health Alliance), Series A, 6.25%, 8/01/31	2,185	2,205,495
	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
	(Palmetto Health Alliance), Series C, 6.875%, 8/01/13 (a)	4,000	4,660,636
			11,199,356
Tennessee - 2.2%	Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue
	Bonds, AMT, Series D, 6%, 3/01/24 (h)	4,865	4,877,357
Texas - 10.8%	Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds,
	AMT, Series C, 6.25%, 11/01/28 (b)	550	552,728
	Grapevine, Texas, GO, 5.875%, 8/15/10 (a)(k)	6,000	6,426,060
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Senior Lien, Series A, 6.146%, 11/15/38 (b)(d)	5,000	744,000
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5%,
	5/15/13 (a)(b)	20	21,649
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds,
	4.75%, 5/15/36 (h)	3,595	3,373,404

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds,
	Series A, 5%, 5/15/13 (a)(b)	$5	$5,412
	Montgomery County, Texas, Municipal Utility District Number 46,
	Waterworks and Sewer System, GO, 4.75%, 3/01/30 (b)	675	641,729
	Pearland, Texas, GO, Refunding, 4.75%, 3/01/29 (k)	2,010	1,901,299
	San Antonio Energy Acquisition Public Facilities Corporation, Texas,
	Gas Supply Revenue Bonds, 5.50%, 8/01/24	2,550	2,437,673
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, 6.06%, 8/15/31 (d)(h)	15,000	3,674,250
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, First Tier, Series A, 5%, 8/15/42 (h)	3,325	3,174,976
	Texas State, Water Financial Assistance, GO, Refunding, 5.75%,
	8/01/22	1,000	1,043,490
			23,996,670
Utah - 0.9%	Intermountain Power Agency, Utah, Power Supply Revenue Refunding
	Bonds, 5%, 7/01/13 (j)(h)	1,950	1,953,432
Virginia - 0.9%	Tobacco Settlement Financing Corporation of Virginia, Revenue
	Refunding Bonds, Senior Series B-1, 5%, 6/01/47	2,900	2,042,441
Wisconsin - 1.5%	Wisconsin State Health and Educational Facilities Authority Revenue
	Bonds (Aurora Health Care, Inc.), 6.40%, 4/15/33	3,220	3,273,871
Wyoming - 0.8%	Wyoming Community Development Authority, Housing Revenue Bonds,
	AMT, Series 3, 4.75%, 12/01/37	2,145	1,731,744
Multi State - 5.3%	Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (i)(o)	7,000	7,599,270
	MuniMae TE Bond Subsidiary LLC, 7.75%, 6/30/50 (i)(o)	4,000	4,259,920
			11,859,190
Puerto Rico - 3.9%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
	Revenue Bonds, Series A, 6%, 7/01/38	2,500	2,609,975
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series N, 5.25%, 7/01/34 (p)	3,115	3,186,147
	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
	Series UU, 5%, 7/01/23 (c)	2,900	2,956,318
			8,752,440
	Total Municipal Bonds - 147.9%		329,461,503
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (q)
California - 1.5%	Sacramento County, California, Airport System Revenue Bonds, AMT, Senior
	Series B, 5.25%, 7/01/39 (c)	3,494	3,344,561
Colorado - 3.1%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-7, 5%, 9/01/36 (c)	5,249	5,170,778
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre
	Valley Health Care), Series B, 5.25%, 3/01/36 (c)	1,754	1,758,178
			6,928,956
Illinois - 3.0%	Chicago, Illinois, Housing Authority, Capital Program Revenue Refunding
	Bonds, 5%, 7/01/24 (c)	3,198	3,277,255
	Chicago, Illinois, O'Hare International Airport Revenue Refunding Bonds,
	Third Lien, AMT, Series C-2, 5.25%, 1/01/30 (c)	3,539	3,355,627
			6,632,882

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
State	Tender Option Bond Trusts (q)	(000)	Value
Massachusetts - 1.4%	Massachusetts State Water Resource Authority, General Revenue Refunding
	Bonds, Series A, 5%, 8/01/41	$3,074	$3,049,494
New York - 0.5%	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 152nd Series, 5.75%, 11/01/30	1,005	1,049,893
Ohio - 3.3%	Montgomery County, Ohio, Revenue Bonds, Series C, 5%, 10/01/41 (c)	1,739	1,695,004
	Ohio State Air Quality Development Authority, Revenue Refunding
	Bonds (Dayton Power and Light Company Project), Series B, 4.80%,
	1/01/34 (k)(r)	5,999	5,760,744
			7,455,748
Washington - 0.6%	King County, Washington, Sewer Revenue Refunding Bonds, 5%,
	1/01/36 (c)	1,424	1,422,169
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 13.4%		29,883,703
	Total Long-Term Investments
	(Cost - $369,249,686) - 161.3%		359,345,206
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt Fund, 2.08% (s)(t)	5,400,000	5,400,000
	Total Short-Term Securities
	(Cost - $5,400,000) - 2.4%		5,400,000
	Total Investments (Cost - $374,649,686*) - 163.7%		364,745,206
	Other Assets Less Liabilities - 2.1%		4,739,422
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (8.8)%		(19,626,379)
	Preferred Shares, at Redemption Value - (57.0)%		(127,054,747)
	Net Assets Applicable to Common Shares - 100.0%		$222,803,502

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$354,314,243
Gross unrealized appreciation	$9,267,041
Gross unrealized depreciation	(18,415,711)
Net unrealized depreciation	$(9,148,670)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	MBIA Insured.

(c)	FSA Insured.

(d)	Represents a zero-coupon bond. Rate shown reflects the effective yield at time of purchase.

(e)	CIFG Insured.

(f)	Represents a step bond. Rate shown reflects the effective yield at time of purchase.

(g)	XL Capital Insured.

(h)	AMBAC Insured.

(i)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(j)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(k)	FGIC Insured.

(l)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(m)	FNMA/GNMA Collateralized.

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2008 (Unaudited)

(n)	FHLMC Collateralized.

(o)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(p)	Assured Guaranty Insured.

(q)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(r)	BHAC Insured.

(s)	Represents the current yield as of report date.

(t)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	(100,000)	$290,594

•	Forward interest rate swaps outstanding as of July 31, 2008 was as follows:

	Notional
	Amount	Unrealized
	(000)	Depreciation
Pay a fixed rate of 3.762% and receive a floating rate based on
1-week (SIFMA) Municipal Swap Index Rate

Broker, JPMorgan Chase
Expires October 2023	$20,000	$(190,200)

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 19, 2008